Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring reserves	$ 79,800,000	$ 94,200,000	$ 75,800,000		$ 32,300,000
Asset impairment charges	0	0	0
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives designated as hedging instruments outstanding	0	0
Proceeds from interest rate swap				60,000,000
Interest expense		1,300,000
Debt instrument maturity year		2019
Fair value decrease		(1,300,000)
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain in other Financial Items, net	2,000,000	(1,100,000)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring reserves	$ 79,800,000